Borrowings (as restated) (Details Narrative) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade and other current payables	€ 39,756	€ 600,257	€ 0
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	€ 30,804